Revenues - Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Option order flow rebates [Member]
Disaggregation of Revenue [Line Items]
Total	$ 209,963,744	$ 135,634,071	$ 141,010,186
Equity order flow rebates [Member]
Disaggregation of Revenue [Line Items]
Total	94,162,897	61,435,491	51,222,529
Equity and Option Order Flow Income [Member]
Disaggregation of Revenue [Line Items]
Total	304,126,641	197,069,562	192,232,715
Stock lending [Member]
Disaggregation of Revenue [Line Items]
Total	28,530,908	26,089,934	56,052,479
Margin financing [Member]
Disaggregation of Revenue [Line Items]
Total	39,203,496	29,962,306	23,226,972
Customer bank deposits [Member]
Disaggregation of Revenue [Line Items]
Total	71,559,040	61,476,142	61,679,840
Corporate bank deposits [Member]
Disaggregation of Revenue [Line Items]
Total	14,963,064	12,923,495	14,833,038
Interest and Other Related Income [Member]
Disaggregation of Revenue [Line Items]
Total	154,256,508	130,451,877	155,792,329
Options [Member]
Disaggregation of Revenue [Line Items]
Total	27,578,202	28,382,630	28,230,750
Platform and trading fees [Member]
Disaggregation of Revenue [Line Items]
Total	59,715,551	20,662,070	2,446,427
Handling Charge Income [Member]
Disaggregation of Revenue [Line Items]
Total	87,293,753	49,044,700	30,677,177
Data subscription income [Member]
Disaggregation of Revenue [Line Items]
Total	8,035,979	7,236,303	6,756,403
Co-marketing income [Member]
Disaggregation of Revenue [Line Items]
Total		225,048	487,006
Syndicate fees [Member]
Disaggregation of Revenue [Line Items]
Total	2,106,382	968,397	954,798
Lease income [Member]
Disaggregation of Revenue [Line Items]
Total	1,202,715	1,135,608	1,102,459
Foreign exchange fees [Member]
Disaggregation of Revenue [Line Items]
Total	3,816,583	1,275,033	21,793
Non-trading rebates [Member]
Disaggregation of Revenue [Line Items]
Total	5,555,133
Proxy income [Member]
Disaggregation of Revenue [Line Items]
Total	3,422,686	2,622,785	681,311
Other [Member]
Disaggregation of Revenue [Line Items]
Total	1,180,426	200,359	896,579
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Total	$ 25,319,904	$ 13,663,533	$ 10,900,349